STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Feb. 26, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)		27,600,000
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Class A common stock subject to possible redemption, issued (in shares)		26,044,485
Class A common stock subject to possible redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)	27,600,000	27,600,000
Common shares, shares outstanding (in shares)	27,600,000	27,600,000
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1
Common shares, shares issued (in shares)	6,900,000	6,900,000
Common shares, shares outstanding (in shares)	6,900,000	6,900,000
Threshold conversion ratio of stock	20.00%	20.00%